UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - FREYR AS kr in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 15,768	$ 14,749
Restricted cash	280	196
Prepaid assets	2,007	464
VAT receivable	190	442
Interest income receivable	6	0
Total current assets	18,251	15,851
Property and equipment, net	112	80
Other long-term assets	12	0
Total assets	18,375	15,931
Current liabilities
Accounts payable	1,980	888
Accrued liabilities	1,730	2,153
Accounts payable and accrued liabilities - related party	481	322
Redeemable preferred shares	15,069	7,574
Deferred income	1,372	0
Total current liabilities	20,632	10,937
Other long-term liabilities	0	38
Total liabilities	20,632	10,975
Commitments and contingencies (Note 5)
Shareholders' equity (deficit)
Ordinary share capital, NOK 0.01 par value, 209,196,827 shares authorized, issued and outstanding as of March, 31, 2021 and December 31, 2020	238	238
Additional paid in capital	19,562	14,945
Accumulated other comprehensive income (loss)	715	658
Accumulated deficit	(22,772)	(10,885)
Total shareholders' equity (deficit)	(2,257)	4,956
Total liabilities and shareholders' equity (deficit)	$ 18,375	$ 15,931